Taxation on Ordinary Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Current tax:
UK current tax expense	—	521,217

Total UK current tax	—	521,217

Foreign current tax expense	294,578	265,691
Adjustments in respect of prior periods	26,709	—

Total foreign tax	321,287	265,691

Total current tax	321,287	786,908

Deferred tax:
Origination and reversal of timing differences	(720,671)	75,762
Impact of change in tax rate	(218,318)	—
Recognition of prior period timing differences	(36,468)	(1,475,928)

Total deferred tax	(975,457)	(1,400,166)

Taxation on ordinary activities	(654,170)	(613,258)

	2021	2020	2019
	£	£	£
Current tax:
UK current tax expense	303,357	686,159	550,281
Adjustments in respect of prior periods	380	(18,420)	—

Total UK current tax	303,737	667,739	550,281
Foreign current tax expense	517,781	362,736	284,363
Adjustments in respect of prior periods	(20,344)	30,727	(2,098)

Total foreign tax	497,437	393,463	282,265

Total current tax	801,174	1,061,202	832,546

Deferred tax:
Origination and reversal of timing differences	1,407,915	(142,158)	1,081
Impact of change in tax rate	(156,063)	58,184	(322,603)
Recognition of DTAs for previously unrecognised losses	(2,589,487)	(1,292,391)	—

Total deferred tax	(1,337,635)	(1,376,365)	(321,522)

Taxation on ordinary activities	(536,461)	(315,163)	511,024

Schedule of Effective Income Tax Rate Reconciliation

	2021	2020	2019
	£	£	£
Profit/(loss) on ordinary activities before taxation	1,411,413	(3,692,354)	(3,222,070)

Profit/(loss) on ordinary activities by rate of tax	268,168	(701,547)	(612,193)
Adjustment to tax charge in respect of prior periods	(19,964)	12,307	(2,098)
Effect of expenses not deductible for tax purposes	1,672,344	369,791	—
Effect of capital allowances and depreciation	52,978	3,298	420,326
Effect of revenue exempt from tax	(3)	(125,015)	(15,960)
Effect of different overseas tax rates on some earnings	(193,301)	(218,185)	(3,893)
Utilisation of tax losses	(422,151)	(95,239)	(304,019)
Unused tax losses	402,001	1,235,991	(110,440)
Gain/(loss) on disposal not taxable	28,173	(99,993)	913,825
Amortisation arising on consolidation	651,675	662,877	(26,736)
Recognition of DTAs for previously unrecognised losses	(2,589,487)	(1,292,391)	538,864
Effect of change in UK tax rates	(156,063)	—	(322,603)
Specific tax allowance in US subsidiary	—	(98,199)	(98,829)
Income from associates and JV’s not taxable in group	(230,831)	31,142	134,780

Tax on profit/(loss)	(536,461)	(315,163)	511,024